Accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting policies
Accounting policies
A summary of the principal accounting policies, all of which have been applied consistently throughout the year, is set out below.
Basis of preparation
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards ("IFRSs") as issued by the International Accounting Standards Board and IFRS Interpretations Committee applicable to companies reporting under IFRS.
The consolidated financial statements have been prepared under the historical cost convention, with the exception of derivative financial instruments which have been measured at fair value.
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Company's accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4.
Going concern
During the year ended December 31, 2018, the Company had a loss of £19.9 million (2017: £20.5 million). As of December 31, 2018, the Company had net assets of £62.9 million (2017: £79.9 million) of which £64.7 million (2017: £80.3 million) was cash and cash equivalents and short term investments.
The operation of the Company is currently being financed from funds that the Company raised from share placings. In April and May 2017, the Company raised $90.3 million (£70.3 million) from the Global Offering and the Shareholder Private Placement. On July 29, 2016, the Company raised gross proceeds of £44.7 million from a placing, subscription and open offer (the "July 2016 Placement"). These funds are being used primarily to support the development of ensifentrine in chronic obstructive pulmonary disease ("COPD") and other chronic respiratory diseases, as well as corporate and general administrative expenditures.
The Directors believe that the Company has sufficient funds to complete the current clinical trials, to cover corporate and general administration costs and for it to comply with all commitments for at least 12 months from the end of the reporting date and, accordingly, are satisfied that the going concern basis remains appropriate for the preparation of these consolidated financial statements.
Business combination
The Company applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement and the fair value of any pre-existing equity interest in the subsidiary. The excess of the cost of acquisition over the fair value of the Company's share of the identifiable net assets acquired is recorded as goodwill. Goodwill arising on acquisitions is capitalized and is subject to an impairment review, both annually and when there are indications that the carrying value may not be recoverable.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred and included in administrative expenses.
Basis of consolidation
These consolidated financial statements include the financial statements of Verona Pharma plc and its wholly owned subsidiaries Verona Pharma, Inc. and Rhinopharma. The acquisition method of accounting was used to account for the acquisition of Rhinopharma.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated.
Verona Pharma Inc. and Rhinopharma adopt the same accounting policies as the Company.
Foreign currency translation
Items included in the Company's consolidated financial statements are measured using the currency of the primary economic environment in which the entity operates ("the functional currency"). The consolidated financial statements are presented in pounds sterling ("£"), which is the functional and presentational currency of the Company.
Transactions in foreign currencies are recorded using the rate of exchange ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the rate of exchange ruling at the balance sheet date and the gains or losses on translation are included in the Consolidated Statement of Comprehensive Income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the original transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.
The assets and liabilities of foreign operations are translated into pounds sterling at the rate of exchange ruling at the balance sheet date. Income and expenses are translated at weighted average exchange rates for the period. The exchange differences arising on translation for consolidation are recognized in Other Comprehensive Income.
Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
Deferred taxation
Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and expected to apply when the related deferred tax is realized or the deferred liability is settled.
Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilized.
Research and development costs
Capitalization of expenditure on product development commences from the point at which technical feasibility and commercial viability of the product can be demonstrated and the Company is satisfied that it is probable that future economic benefits will result from the product once completed. No such costs have been capitalized to date, given the early stage of the Company's product candidate development.
Expenditure on research and development activities that do not meet the above criteria is charged to the Consolidated Statement of Comprehensive Income as incurred.
 Property, plant and equipment
Property, plant and equipment are stated at cost, net of depreciation and any provision for impairment. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is calculated so as to write off the cost less their estimated residual values, on a straight-line basis over the expected useful economic lives of the assets concerned. The principal annual periods used for this purpose are:

Computer hardware	3 years
Office equipment	5 years
Intangible assets and goodwill

(a)	Goodwill
Goodwill arises on the acquisition of subsidiaries and represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired.

(b)	Patents
Patent costs associated with the preparation, filing, and obtaining of patents are capitalized and amortized on a straight-line basis over the estimated useful lives of the patents of ten years.

(c)	Computer software
Amortization is calculated so as to write off the cost less estimated residual values, on a straight-line basis over the expected useful economic life of two years.

(d)	In-process research & development ("IP R&D")
IP R&D assets acquired through business combinations which, at the time of acquisition, have not reached technical feasibility are recognized at fair value. The amounts are capitalized and are not amortized but are subject to impairment testing until completion, abandonment of the projects or when the research findings are commercialized through a revenue generating project. The Company determines whether intangible assets (including goodwill) are impaired on an annual basis or where there is an impairment indicator and this requires the estimation of the higher of fair value less costs of disposal and value in use. Upon successful completion or commercialization of the relevant project, IP R&D will be reclassified to developed technology. The Company will make a determination as to the then useful life of the developed technology, generally determined by the period in which the substantial majority of the cash flows are expected to be generated, and begin amortization. In case of abandonment the asset will be impaired.
Impairment of intangible assets, goodwill and non-financial assets
Goodwill and intangible assets that have an indefinite useful life and intangible assets not ready to use are not subject to amortization. These assets are tested annually for impairment or more frequently if impairment indicators exist. Non-financial assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value (less costs of disposal) and value in use.
For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows, which are largely independent of the cash flows from other assets or group of assets (cash generating units "CGUs").
Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or group of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments.
The Company is a single cash generating unit. Goodwill that arose on the acquisition of Rhinopharma has been thus allocated to this single CGU. IP R&D is tested for impairment at this level as well, since it is the lowest level at which independent cash flows can be identified.
Non-financial assets, other than goodwill, that have been previously impaired are reviewed for possible reversal of the impairment at each subsequent reporting date.
Employee Benefits

(a)	Pension
The Company operates a defined contribution pension scheme for UK employees. Contributions payable for the year are charged to the Consolidated Statement of Comprehensive Income. The contributions are recognized as employee benefit expense when they are due. Differences between contributions payable in the year and contributions actually paid are shown as either accruals or prepayments in the Consolidated Statement of Financial Position. The Company has no further payment obligation once the contributions have been paid.

(b)	Bonus plans
The Company recognizes a liability and an expense for bonus plans if contractually obligated or if there is a past practice that has created a constructive obligation.
Share-based payments
The Company operates a number of equity-settled, share-based compensation schemes. The fair value of share-based payments under such schemes is expensed on a straight-line basis over the vesting period, based on the Company's estimate of shares that will eventually vest.
Where equity settled transactions are entered into with third party service providers, fair value is determined by reference to the value of the services provided in lieu of payment. The expense is measured based on the services received at the date of receipt of those services and is charged to the Consolidated Statement of Comprehensive Income over the period for which the services are received and a corresponding credit is made to reserves. For other equity-settled transactions fair value is determined using the Black-Scholes model and requires several assumptions and estimates as disclosed in note 16.
Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
Assumed contingent obligation related to the business combinations
On September 19, 2006, the Company acquired Rhinopharma for a total consideration of £1.52 million payable in ordinary shares. In addition, the Company assumed certain contingent obligations owed by Rhinopharma to Vernalis Pharmaceuticals Limited (“Vernalis”), which was subsequently acquired by Ligand Pharmaceuticals, Inc. (“Ligand”), under an assignment and license agreement (the "assumed contingent consideration") following the sale of IP by Vernalis to Rhinopharma. In October 2018, Vernalis was acquired by, and became a wholly owned subsidiary of, Ligand Pharmaceuticals, Inc., or Ligand). The Company refers to the assignment and license agreement as the Ligand Agreement and now refers to Vernalis as Ligand.
Pursuant to the agreement Ligand (i) assigned to the Company all of its rights to certain patents and patent applications relating to ensifentrine and related compounds (the "Ligand Patents") and (ii) granted to the Company an exclusive, worldwide, royalty-bearing license under certain Ligand know-how to develop, manufacture and commercialize products (the "Licensed Products") developed using Ligand Patents, Ligand know-how and the physical stock of certain compounds.
The assumed contingent obligation comprises (a) a milestone payment on obtaining the first approval of any regulatory authority for the commercialization of a Licensed Product; (b) low to mid-single digit royalties based on the future sales performance of all Licensed Products; and (c) a portion equal to a mid-twenty percent of any consideration received from any sub-licensees for the Ligand Patents and for Ligand know-how. On the date of acquisition the fair value of the assumed contingent obligation was estimated as the expected value of the milestone payment, royalty payments and sub-license payments, based on an assessment of the probability of success using standard market probabilities for respiratory drug development. The risk-weighted value of the assumed contingent arrangement was then discounted back to its net present value applying an effective interest rate of 12%. The initial fair value of the assumed contingent obligation as of December 31, 2006, was deemed to be insignificant at the date of the acquisition, so it was not recorded.

The amount of royalties payable under the agreement is based on the future sales performance of certain products, and so the total amount payable is unlimited. The level of sales that may be achieved under the agreement is difficult to predict and subject to estimate, which is inherently uncertain. The value of this assumed contingent obligation is measured at amortized cost using the effective interest rate method, and is re-measured for changes in estimated cash flows, when the probability of success changes. The assumed contingent obligation is accounted for as a liability, and any adjustments made to the value of the liability will be recognized in the Consolidated Statement of Comprehensive Income for the period.
Government and other grants
The Company may receive government, regional or charitable grants to support its research efforts in defined projects where these grants provide for reimbursement of approved costs incurred as defined in the respective grants. Income in respect of such grants would include contributions towards the costs of research and development. Income would be recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured. Government, regional and charitable grants relating to costs would be deferred and recognized in the Consolidated Statement of Comprehensive Income over the period necessary to match them with the costs they are intended to compensate. When the cash in relation to recognized government, regional or charitable grants is not yet received the amount is included as a receivable on the Consolidated Statement of Financial Position.
Where the grant income is directly related to the specific items of expenditure incurred, the income would be netted against such expenditure. Where the grant income is not a specific reimbursement of expenditure incurred, the Company would include such income under "Other income" in the Consolidated Statement of Comprehensive Income.
Financial instruments — initial recognition and subsequent measurement
The Company classifies a financial instrument, or its component parts, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument.
The Company evaluates the terms of the financial instrument to determine whether it contains an asset, a liability or an equity component. Such components shall be classified separately as financial assets, financial liabilities or equity instruments.
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(a)	Financial assets, initial recognition and measurement and subsequent measurement
All financial assets not recorded at fair value through profit or loss, such as receivables and deposits, are recognized initially at fair value plus transaction costs. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the income statement.
The measurement of financial assets depends on their classification. Financial assets such as receivables and deposits are subsequently measured at amortized cost using the effective interest method, less loss allowance. The Company does not hold any financial assets at fair value through profit or loss or fair value through other comprehensive income.

(b)	Financial liabilities, initial recognition and measurement and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.

A financial liability is classified as at FVTPL if it is a derivative. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
The Company's financial liabilities include trade and other payables and derivative financial instruments.
(c)    Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at fair value at the end of each reporting date. The Company holds only one type of derivative financial instrument, the warrants, as explained in Note 2.15.
The full fair value of the derivative is classified as a non-current liability when the warrants are exercisable in more than 12 months and as a current liability when the warrants are exercisable in less than 12 months.
Changes in fair value of a derivative financial liability when related to a financing arrangement are recognized in the Consolidated Statement of Comprehensive Income within Finance income or Finance expense. Fair value gains or losses on derivatives used for non-financing arrangements are recognized in other operating income or expense.
Warrants
Warrants issued by the Company to investors as part of a share subscription are compound financial instruments where the warrant meets the definition of a financial liability.
The financial liability component is initially measured at fair value in the Consolidated Statement of Financial Position. Equity is measured at the residual between the subscription price for the entire instrument and the liability component. The financial liability component is remeasured depending on its classification. Equity is not remeasured.
Short Term Investments
Short term investments include fixed term deposits held at banks with original maturities of more than three months but less than a year. They are classified as loans and receivables and are measured at amortized cost using the effective interest method.
Transaction costs
Qualifying transaction costs might be incurred in anticipation of an issuance of equity instruments and may cross reporting periods. The entity defers these costs on the balance sheet until the equity instrument is recognized. Deferred costs are subsequently reclassified as a deduction from equity when the equity instruments are recognized, as the costs are directly attributable to the equity transaction. If the equity instruments are not subsequently issued, the transaction costs are expensed. Any costs not directly attributable to the equity transaction are expensed.
Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components of the instrument in proportion to the allocation of proceeds. Where the liability component is held at fair value through profit or loss, the transaction costs are expensed to the Consolidated Statement of Comprehensive Income. For liabilities held at amortized cost, transaction costs are deducted from the liability and subsequently amortized. The amount of transaction costs accounted for as a deduction from equity in the period is disclosed separately in accordance with International Accounting Standard (“IAS”) 1.
Investments in subsidiaries

Investments in subsidiaries are shown at cost less any provision for impairment.
New standards, amendments and interpretations adopted by the Company
The following amendments have been adopted by the Company for the first time for the financial year beginning on or after January 1, 2018:

▪	IFRS 9 "Financial instruments"

▪	IFRS 15 "Revenue from contracts with customers"
IFRS 9 had no material impact on the accounting or measurement of any of the financial instruments the Company currently holds.
IFRS 15 had no impact on the financial statements of the Company as it is not currently revenue generating.
New standards, amendments and interpretations issued but not effective for the financial year beginning January 1, 2018 and not early adopted
New standards and amendments to standards and interpretations have been issued but are not yet effective for annual periods beginning after January 1, 2018 (noted below), and have not been adopted in preparing these consolidated financial statements.
IFRS 16 "Leases" (effective for annual periods beginning on or after January 1, 2019)
IFRS 16 is effective for accounting periods beginning on or after January 1, 2019 and will replace IAS 17 "Leases". It eliminates the classification of leases as either operating leases or finance leases and, instead, introduces a single lessee accounting model.
The Group will recognize new assets and liabilities for its operating leases of office leases (see Note 20). The nature of expenses related to those leases will now change because the Group will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities. Previously, the Group recognized operating lease expense on a straight-line basis over the term of the lease, and recognize assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized. Instead, the Group will include the payments due under the lease in its lease liability. Based on the information currently available, using the modified retrospective method, the Group estimates that it will recognize additional lease liabilities of £316 thousand and assets of £325 thousand as of January 1, 2019. There will be no material impact on other lines in the financial statements.